Label	Element	Value
Baillie Gifford The Long Term Global Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock

BAILLIE GIFFORD FUNDS

The Long Term Global Growth Equity Fund

Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford The Long Term Global Growth Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	11. The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus is restated in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	12. The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus are restated in their entirety as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

15.    The section titled “Principal Investment Strategies” under “The Long Term Global Growth Equity Fund” on page 40 of the Prospectus is restated in its entirety as follows:

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints. The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.

While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.

The Fund may invest in stocks of any market capitalization. In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction. As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors. Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Baillie Gifford The Long Term Global Growth Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,224
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	311
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	543
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,209
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	286
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	500
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,116
Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,033
Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,013
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	254
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	445
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 998
Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	953
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	239
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	418
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 938